Shareholder Report	8 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		2023 ETF Series Trust II
Entity Central Index Key		0001981627
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000246461
Shareholder Report [Line Items]
Fund Name	GMO U.S. Quality ETF
Trading Symbol	QLTY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO U.S. Quality ETF for the period of November 14, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (collect).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$35	0.50%
Footnote	Description
Footnote*	For the period November 14, 2023 (commencement of operations) through June 30, 2024. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

The GMO U.S. Quality ETF returned +24.62% (net) at net asset value (NAV) for the period from commencement of operations on November 14, 2023, until the end of the fiscal year on June 30, 2024, as compared with +24.97% for the S&P 500 Index.

Relative to the S&P 500, sector allocation added some value. The Energy (underweight) and Information Technology (overweight) allocations helped returns while Health Care (overweight) and Consumer Staples (overweight) reduced returns. Security selection within sector made little impact on returns. Selection results in Industrials and Consumer Discretionary helped returns. Information Technology and Consumer Staples detracted from returns. Sector allocation was more significant than stock selection.

General Electric, KLA, and Lam Research made the largest positive impact while NVIDIA, UnitedHealth, and Accenture detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO U.S. Quality ETF at NAV	S&P 500 Index
11/14/23	$10,000	$10,000
11/30/2023	$10,322	$10,368
12/31/2023	$10,665	$10,839
1/31/2024	$10,997	$11,021
2/29/2024	$11,632	$11,610
3/31/2024	$11,921	$11,983
4/30/2024	$11,523	$11,493
5/31/2024	$11,882	$12,064
6/30/2024	$12,462	$12,497

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. All information is unaudited.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The Fund’s expense ratio of 0.50% is equal to the Total annual Fund operating expense as set forth in the Fund’s most recent Prospectus dated October 30, 2023.

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since 11/14/23 (commencement of operations)Footnote Reference*
GMO U.S. Quality ETF at NAV	24.62%
GMO U.S. Quality ETF at Market Price	23.29%
S&P 500 Index	24.97%
Footnote	Description
Footnote*	The NAV and S&P 500 returns are calculated using the start of day values on November 14, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Nov. 14, 2023
AssetsNet	$ 830,803,355	$ 830,803,355
Holdings Count | Holding	36	36
Advisory Fees Paid, Amount	$ 1,110,538
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$830,803,355
# of Portfolio Holdings	36
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,110,538

Holdings [Text Block]

Industry Group Summary

% of Investments

Software & Services	16.8
Health Care Equipment & Services	14.8
Semiconductors & Semiconductor Equipment	13.1
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.8
Consumer Discretionary Distribution & Retail	5.2
Technology Hardware & Equipment	5.1
Capital Goods	5.0
Banks	4.2
Consumer Services	4.1
Financial Services	2.9
Household & Personal Products	2.8
Short-term Investments	0.6
Total	100.0